Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefit Plans - Schedule of Defined Benefit Plan Liabilities
Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD'000	2022	2021	2020
Wages and Salaries	12,401	12,208	12,145
Social security contributions	3,123	3,320	3,230
Net service costs	422	671	646
Other components of defined benefit plans, net	14	(78)	248
Total	15,960	16,121	16,268

Employee Benefit Plans - Schedule of Assumptions
	As at December 31,
Assumptions	2022	2022	2021	2021	2020	2020
	France	Switzerland	France	Switzerland	France	Switzerland
Discount rate	3.65%	2.25%	0.75%	0.33%	0.30%	0.15%
Expected rate of return on plan assets	n/a	3.00%	n/a	1.50%	n/a	1.50%
Salary increases	3%	1.50%	3%	1.50%	3%	1.50%

Employee Benefit Plans - Schedule of Changes in Fair Value of Plan Assets
Reconciliation to Balance Sheet start of year
USD'000
Fiscal year	2022	2021	2020

Fair value of plan assets	(12,169)	(12,332)	(10,686)
Projected benefit obligation	16,938	19,100	17,566
Surplus/deficit	4,769	6,768	6,880

Opening balance sheet asset/provision (funded status)	4,769	6,768	6,880

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	16,938	19,100	17,566
Net Service cost	213	263	436
Interest expense	52	29	50
Plan participant contributions	98	153	141
Net benefits paid to participants	(2,225)	(278)	(8)
Prior service costs	0	(123)	(698)
Actuarial losses/(gains)	(2,892)	(1,407)	(74)
Curtailment & Settlement	0	(194)	0
Reclassifications	0	0	(2)
Currency translation adjustment	(317)	(605)	1,689
Projected benefit obligation at end of year	11,867	16,938	19,100

Employee Benefit Plans - Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss)
Estimated amount to be amortized from accumulated OCI into NPBC over next fiscal year
Net loss (gain)	152	270	286
Unrecognized transition (asset)/obligation	0	0	0
Prior service cost/(credit)	(28)	(12)	61

Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations
Movement in Funded Status
USD'000
Fiscal year	2022	2021	2020

Opening balance sheet liability (funded status)	4,769	6,768	6,880

Net Service cost	213	263	436
Interest cost/(credit)	52	29	50
Expected return on Assets	(157)	(177)	(167)
Amortization on Net (gain)/loss	152	270	284
Amortization on Prior service cost/(credit)	(28)	(12)	61
Settlement / curtailment cost / (credit)	0	(194)	0
Currency translation adjustment	(5)	6	20
Total Net Periodic Benefit Cost/(credit)	227	185	684

Actuarial (gain)/loss on liabilities due to experience	109	(342)	(72)
Actuarial gain/loss on liab. from changes to fin. assump	(3,001)	(420)	0
Actuarial (gain)/loss on liab. from changes to demo. assump	0	(645)	0
Return in plan assets, excl. amounts included in net interest	82	224	(29)
Prior service cost/(credit)	0	(123)	(698)
Amortization on Net (gain)/loss	(152)	(270)	(284)
Amortization on Prior service cost/(credit)	28	12	(61)
Currency translation adjustment	0	(8)	(45)
Total gain/loss recognized via OCI	(2,934)	(1,572)	(1,189)

Employee Benefit Plans - Schedule of Future Contributions Payable

The table below shows the breakdown of expected future contributions payable to the Plan :

Period USD'000	France	Switzerland
2023	26	369
2024	8	363
2025	29	2,070
2026	50	498
2027	49	561
2028 to 2032	331	2,737